Santander Group - Sale of Banco Popular real estate business (Details) - EUR (€) € in Millions	Mar. 22, 2018	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Investments accounted for using equity method		€ 7,588	€ 6,150	€ 6,184	€ 4,836	€ 3,251
Banco Popular Real Estate Business [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	49.00%
Contributed assets	€ 10,000
Portion financed with debt, as a percent	70.00%
Aliseda Servicios De Gestion Inmobiliaria SL [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Blackstone Fund | Banco Popular Real Estate Business [Member]
Disclosure of detailed information about business combination [line items]
Investments accounted for using equity method	€ 1,701,000